PREMISES AND EQUIPMENT - Schedule of Premises and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 241,331,000	$ 228,880,000
Less accumulated depreciation and amortization	94,615,000	90,784,000
Total premises and equipment	146,716,000	138,096,000
Operating Leases, Rent Expense	7,500,000	9,500,000	9,200,000
Land and land improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	41,550,000	41,160,000
Buildings [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	107,939,000	104,835,000
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	63,248,000	57,857,000
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	23,941,000	11,526,000
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 4,653,000	$ 13,502,000